Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of sales
Personnel expenses	€ (6,414)	€ (3,570)	€ (5,386)
Material costs	(4,344)	(6,837)	(7,645)
Depreciation	(2,071)	(1,562)	(1,890)
Other expenses	(1,510)	(2,512)	(2,226)
Allowance for slow-moving inventory	515	(954)	(1,118)
Total	(13,824)	(15,435)	(17,147)
Rental expense		644	736
License fees	404	421	440
Travel expense	€ 296	414	394
Tooling kits		€ 198	€ 211